Accounting Policies, by Policy (Policies)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Revenue recognition

Revenue Recognition

Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services or goods. Revenue is net of discounts and value added taxes. Monthly storage rates and prices for other services are contractually agreed before the services are rendered and do not contain material variable components. When it is probable that the future economic benefits will flow to the Group, the recognition in the consolidated statement of income is in proportion to the stage of the rendered performance as at the end of the reporting period. The Group has a right to a consideration from a customer in an amount that corresponds directly with the value to the customer of the entity’s services completed to date.

Tank storage rentals, including minimum guaranteed throughputs, are recognized on a straight-line basis over the contractual period during which the services are rendered. Revenues from excess throughputs, heating/cooling, homogenization, product movements and other services are recognized when these services are rendered. Customers simultaneously consume and benefit from the services at the moment that these are rendered, resulting in a situation where revenue is recognized over time. Where substantially the entire storage capacity is leased to a single customer, the contract contains a lease and the entire storage revenue is presented as lease revenue.

Storage fees are invoiced upfront in the month preceding the month to which the storage fees relate. Handling and other services are invoiced afterwards, based on the actual usage.

Revenue Recognition

Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services or goods. Revenue is net of discounts and value added taxes. Monthly storage rates and prices for other services are contractually agreed before the services are rendered and do not contain material variable components. When it is probable that the future economic benefits will flow to the Group, the recognition in the consolidated statement of income is in proportion to the stage of the rendered performance as at the end of the reporting period. The Group has a right to a consideration from a customer in an amount that corresponds directly with the value to the customer of the entity’s services completed to date.

Tank storage rentals, including minimum guaranteed throughputs, are recognized on a straight-line basis over the contractual period during which the services are rendered. Revenues from excess throughputs, heating/cooling, homogenization, product movements and other services are recognized when these services are rendered. Customers simultaneously consume and benefit from the services at the moment that these are rendered, resulting in a situation where revenue is recognized over time. Where substantially the entire storage capacity is leased to a single customer, the contract contains a lease and the entire storage revenue is presented as lease revenue.

Storage fees are invoiced upfront in the month preceding the month to which the storage fees relate. Handling and other services are invoiced afterwards, based on the actual usage.

Revenue Recognition

Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services or goods. Revenue is net of discounts and value added taxes. Monthly storage rates and prices for other services are contractually agreed before the services are rendered and do not contain material variable components. When it is probable that the future economic benefits will flow to the Group, the recognition in the consolidated statement of income is in proportion to the stage of the rendered performance as at the end of the reporting period. The Group has a right to a consideration from a customer in an amount that corresponds directly with the value to the customer of the entity’s services completed to date.

Tank storage rentals, including minimum guaranteed throughputs, are recognized on a straight-line basis over the contractual period during which the services are rendered. Revenues from excess throughputs, heating/cooling, homogenization, product movements and other services are recognized when these services are rendered. Customers simultaneously consume and benefit from the services at the moment that these are rendered, resulting in a situation where revenue is recognized over time. Where substantially the entire storage capacity is leased to a single customer, the contract contains a lease and the entire storage revenue is presented as lease revenue.

Storage fees are invoiced upfront in the month preceding the month to which the storage fees relate. Handling and other services are invoiced afterwards, based on the actual usage.

Revenue Recognition

Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services or goods. Revenue is net of discounts and value added taxes. Monthly storage rates and prices for other services are contractually agreed before the services are rendered and do not contain material variable components. When it is probable that the future economic benefits will flow to the Group, the recognition in the consolidated statement of income is in proportion to the stage of the rendered performance as at the end of the reporting period. The Group has a right to a consideration from a customer in an amount that corresponds directly with the value to the customer of the entity’s services completed to date.

Tank storage rentals, including minimum guaranteed throughputs, are recognized on a straight-line basis over the contractual period during which the services are rendered. Revenues from excess throughputs, heating/cooling, homogenization, product movements and other services are recognized when these services are rendered. Customers simultaneously consume and benefit from the services at the moment that these are rendered, resulting in a situation where revenue is recognized over time. Where substantially the entire storage capacity is leased to a single customer, the contract contains a lease and the entire storage revenue is presented as lease revenue.

Storage fees are invoiced upfront in the month preceding the month to which the storage fees relate. Handling and other services are invoiced afterwards, based on the actual usage.

Revenue recognition

Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services or goods. Revenue is net of discounts and value added taxes. Monthly storage rates and prices for other services are contractually agreed before the services are rendered and do not contain material variable components. When it is probable that the future economic benefits will flow to the Company, the recognition in the consolidated statement of income is in proportion to the stage of the rendered performance as at the end of the reporting period. The Company has a right to a consideration from a customer in an amount that corresponds directly with the value to the customer of the entity’s services completed to date.

Tank storage rentals, including minimum guaranteed throughputs, are recognized on a straight-line basis over the contractual period during which the services are rendered. Revenues from excess throughputs, heating/cooling, homogenization, product movements and other services are recognized when these services are rendered. Customers simultaneously consume and benefit from the services at the moment that these are rendered, resulting in a situation where revenue is recognized over time. Where substantially the entire storage capacity is leased to a single customer, the contract contains a lease and the entire storage revenue is presented as lease revenue.

Storage fees are invoiced upfront in the month preceding the month to which the storage fees relate. Handling and other services are invoiced afterwards, based on the actual usage.

Inventories

Inventories

Inventories are valued at the lower of cost, determined on the basis of weighted average cost, and net realizable value. Costs are those expenses incurred in bringing each item to its present location and condition. Net realisable value is valued at selling prices net of selling costs.

Inventories

Inventories are valued at the lower of cost, determined on the basis of weighted average cost, and net realizable value. Costs are those expenses incurred in bringing each item to its present location and condition. Net realisable value is valued at selling prices net of selling costs.

Inventories

Inventories are valued at the lower of cost, determined on the basis of weighted average cost, and net realizable value. Costs are those expenses incurred in bringing each item to its present location and condition. Net realisable value is valued at selling prices net of selling costs.

Inventories

Inventories are valued at the lower of cost, determined on the basis of weighted average cost, and net realizable value. Costs are those expenses incurred in bringing each item to its present location and condition. Net realisable value is valued at selling prices net of selling costs.

Inventories

Inventories are valued at the lower of cost, determined on the basis of weighted average cost, and net realisable value. Costs are those expenses incurred in bringing each item to its present location and condition. Net realisable value is valued at selling prices net of selling costs.

Fair Values

Fair values

The fair value of the financial assets and liabilities at the date of consolidated statement of financial position approximate their carrying amounts in the consolidated statement of financial position.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

●	In the principal market for the asset or liability, or

●	In the absence of a principal market, in the most advantageous market for the asset or liability.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.

In addition, for financial reporting purposes, fair value measurements are categorised into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

●	Level 2 inputs, other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

●	Level 3 inputs are unobservable inputs for the asset or liability.

Fair values

The fair value of the financial assets and liabilities at the date of statement of financial position approximate their carrying amounts in the statement of financial position.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

●	In the principal market for the asset or liability, or

●	In the absence of a principal market, in the most advantageous market for the asset or liability

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.

In addition, for financial reporting purposes, fair value measurements are categorised into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

●	Level 2 inputs, other than quoted prices included within Level 1 that are observable for the asset or either directly or indirectly; and

●	Level 3 inputs are unobservable inputs for the asset or liability.

Fair values

The fair value of the financial assets and liabilities at the date of statement of financial position approximate their carrying amounts in the statement of financial position.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

●	In the principal market for the asset or liability, or

●	In the absence of a principal market, in the most advantageous market for the asset or liability

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.

In addition, for financial reporting purposes, fair value measurements are categorised into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

●	Level 2 inputs, other than quoted prices included within Level 1 that are observable for the asset or either directly or indirectly; and

●	Level 3 inputs are unobservable inputs for the asset or liability.

Fair values

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

-	in the principal market for the asset or liability, or

-	in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to the Group.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

In addition, for financial reporting purposes, fair value measurements are categorised into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

-	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

-	Level 2 inputs, other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

-	Level 3 inputs are unobservable inputs for the asset or liability.

Fair Values

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

●	In the principal market for the asset or liability, or

●	In the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible to the Company.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

In addition, for financial reporting purposes, fair value measurements are categorised into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity

●	Level 2 inputs, other than quoted prices included within Level 1 that are observable for the asset or liability,

●	Level 3 inputs are unobservable inputs for the asset or liability.

Current versus non-current classification

Current and Non-Current Classification

The Group presents assets and liabilities in the consolidated statement of financial position based on current / non-current classification.

An asset is current when it is:

-	Expected to be realized or intended to be sold or consumed in normal operating cycle.

-	Held primarily for the purpose of trading.

-	Expected to be realised within twelve months after the reporting period, or

-	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when:

-	It is expected to be settled in normal operating cycle. - It is held primarily for the purpose of trading.

-	It is due to be settled within twelve months after the reporting period, or

-	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

The Group classifies all other liabilities as non-current.

Current and Non-Current Classification

The Group presents assets and liabilities in the statement of financial position based on current / non-current classification.

An asset is current when it is:

- Expected to be realized or intended to be sold or consumed in normal operating cycle.

- Held primarily for the purpose of trading.

- Expected to be realised within twelve months after the reporting period, or

- Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when:

- It is expected to be settled in normal operating cycle.

- It is held primarily for the purpose of trading.

- It is due to be settled within twelve months after the reporting period, or

- There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

The Group classifies all other liabilities as non-current.

Current and Non-Current Classification

The Group presents assets and liabilities in the statement of financial position based on current / non-current classification.

An asset is current when it is:

- Expected to be realized or intended to be sold or consumed in normal operating cycle.

- Held primarily for the purpose of trading.

- Expected to be realised within twelve months after the reporting period, or

- Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when:

- It is expected to be settled in normal operating cycle.

- It is held primarily for the purpose of trading.

- It is due to be settled within twelve months after the reporting period.or

There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

The Group classifies all other liabilities as non-current.

Current and Non-Current Classification

The Group presents assets and liabilities in the statement of financial position based on current / non-current classification.

An asset is current when it is:

-	Expected to be realized or intended to be sold or consumed in normal operating cycle. - Held primarily for the purpose of trading.

-	Expected to be realised within twelve months after the reporting period, or

-	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when:

-	It is expected to be settled in normal operating cycle.

-	It is held primarily for the purpose of trading.

-	It is due to be settled within twelve months after the reporting period.

-	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

The Group classifies all other liabilities as non-current.

Current versus non-current classification

The Company presents assets and liabilities in statement of financial position based on current/non-current classification. An asset is current when it is:

●	Expected to be realised or intended to be sold or consumed in a normal operating cycle

●	Held primarily for the purpose of trading

●	Expected to be realised within twelve months after the reporting period,

Or

●	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period

All other assets are classified as non-current.

A liability is current when it is:

●	Expected to be settled in normal operating cycle

●	Held primarily for the purpose of trading

●	Due to be settled within twelve months after the reporting period,

Or

●	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period

The Company classifies all other liabilities as non-current.

Taxes

Taxes

Value Added Tax:

Expenses and assets are recognized net of the amount of input tax, except:

-	When the input tax is incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the input tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable;

-	The net amount of value added tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the consolidated statement of financial position, as applicable.

Input VAT and Output VAT

Input VAT is recognized when the goods or services are supplied to the BPGIC FZE and the tax on which is paid/due to be paid by the BPGIC FZE to the Supplier.

Output VAT is recognized in respect of taxable supply of goods/services rendered by the BPGIC FZE on which tax is charged and due to be paid to the UAE Federal Tax Authority.

Taxes

Value Added Tax:

Expenses and assets are recognized net of the amount of input tax, except:

- When the input tax is incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the input tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable;

- The net amount of value added tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position, as applicable.

Input VAT and Output VAT

Input VAT is recognized when the goods or services are supplied to the BPGIC FZE and the tax on which is paid/due to be paid by the BPGIC FZE to the Supplier.

Output VAT is recognized in respect of taxable supply of goods/services rendered by the BPGIC FZE on which tax is charged and due to be paid to the UAE Federal Tax Authority.

Taxes

Value Added Tax:

Expenses and assets are recognized net of the amount of input tax, except:

- When the input tax is incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the input tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable;

- The net amount of value added tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position, as applicable.

Input VAT and Output VAT

Input VAT is recognized when the goods or services are supplied to the BPGIC FZE and the tax on which is paid/due to be paid by the BPGIC FZE to the Supplier.

Output VAT is recognized in respect of taxable supply of goods/services rendered by the BPGIC FZE on which tax is charged and due to be paid to the UAE Federal Tax Authority.

Taxes

Value Added Tax:

Expenses and assets are recognized net of the amount of input tax, except:

-	When the input tax is incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the input tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable;

-	The net amount of value added tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position, as applicable.

Input VAT and Output VAT

Input VAT is recognized when the goods or services are supplied to the Company and the tax on which is paid/due to be paid by the Company to the Supplier.

Output VAT is recognized in respect of taxable supply of goods/services rendered by the Company on which tax is charged and due to be paid to the UAE Federal Tax Authority.

Taxes

Value Added Tax

Expenses and assets are recognized net of the amount of input tax, except:

●	When the input tax is incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the input tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable;

●	The net amount of value added tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position, as applicable.

Input VAT and Output VAT

Input VAT is recognized when the goods or services are supplied to the Company and the tax on which is paid/due to be paid by the Company to the Supplier.

Output VAT is recognized in respect of taxable supply of goods/services rendered by the Company on which tax is charged and due to be paid to the UAE Federal Tax Authority.

Borrowing Costs

Borrowing Costs

General and specific borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.

Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalisation.

All other borrowing costs are recognised in the consolidated statement of comprehensive income (within profit and loss) in the period during which they are incurred.

Borrowing Costs

General and specific borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.

Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalisation.

All other borrowing costs are recognised in the consolidated statement of comprehensive income (within profit and loss) in the period during which they are incurred.

Borrowing Costs

General and specific borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.

Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalisation.

All other borrowing costs are recognised in the consolidated statement of comprehensive income (within profit and loss) in the period during which they are incurred.

Borrowing Costs

General and specific borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.

Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalisation.

All other borrowing costs are recognised in the consolidated statement of comprehensive income (within profit and loss) in the period during which they are incurred.

Borrowing Costs

General and specific borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.

Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.

All other borrowing costs are recognized in the statement of comprehensive income (within profit and loss) in the period during which they are incurred.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment, is stated at historical costs less accumulated depreciation and any accumulated impairment losses. Historical costs includes expenditure that is directly attributable to bringing the assets to the location and condition necessary for it to be capable of operating in the manner intended by the Management.

The cost of replacing or addition to an item of property, plant and equipment is recognised in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Group and its cost can be measured reliably. The costs of day-to-day servicing of property, plant and equipment are recognised in the profit or loss as incurred.

Depreciation is charged to write off the cost of assets using the straight line method as follows:

Buildings	25 years
Tanks	50 years
Installations	20 - 25 years
Other Equipment	5 years
Right of use asset – Land	60 years

The useful lives and depreciation method are reviewed periodically to ensure that the year and method of depreciation are consistent with the pattern of economic benefits expected to flow to the Group through the use of items of property, plant and equipment.

The carrying amounts are reviewed at each reporting date to assess whether they are recorded in excess of their recoverable amounts, and where carrying values exceed this estimated recoverable amount, assets are written down to their recoverable amount, being the higher of their fair value less costs to sell and their value in use.

The gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognised as profit or loss in the consolidated statement of comprehensive income.

Property, Plant and Equipment

Property, plant and equipment, is stated at historical costs less accumulated depreciation and any accumulated impairment losses. Historical costs includes expenditure that is directly attributable to bringing the assets to the location and condition necessary for it to be capable of operating in the manner intended by the Management.

The cost of replacing or addition to an item of property, plant and equipment is recognised in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Group and its cost can be measured reliably. The costs of day-to-day servicing of property, plant and equipment are recognised in the profit or loss as incurred.

Depreciation is charged to write off the cost of assets using the straight line method as follows:

Buildings	25 years
Tanks	50 years
Installations	20 - 25 years
Other Equipment	5 years
Right of use asset - Land	60 years

The useful lives and depreciation method are reviewed periodically to ensure that the year and method of depreciation are consistent with the pattern of economic benefits expected to flow to the Group through the use of items of property, plant and equipment.

The carrying amounts are reviewed at each reporting date to assess whether they are recorded in excess of their recoverable amounts, and where carrying values exceed this estimated recoverable amount, assets are written down to their recoverable amount, being the higher of their fair value less costs to sell and their value in use.

The gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognised as profit or loss in the statement of comprehensive income.

Property, Plant and Equipment

Property, plant and equipment, is stated at historical costs less accumulated depreciation and any accumulated impairment losses. Historical costs includes expenditure that is directly attributable to bringing the assets to the location and condition necessary for it to be capable of operating in the manner intended by the Management.

The cost of replacing or addition to an item of property, plant and equipment is recognised in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Group and its cost can be measured reliably. The costs of day-to-day servicing of property, plant and equipment are recognised in the profit or loss as incurred.

Depreciation is charged to write off the cost of assets using the straight line method as follows:

Buildings	25 years
Tanks	50 years
Installations	20 - 25 years
Other Equipment	5 years
Right of use asset - Land	60 years

The useful lives and depreciation method are reviewed periodically to ensure that the year and method of depreciation are consistent with the pattern of economic benefits expected to flow to the Group through the use of items of property, plant and equipment.

The carrying amounts are reviewed at each reporting date to assess whether they are recorded in excess of their recoverable amounts, and where carrying values exceed this estimated recoverable amount, assets are written down to their recoverable amount, being the higher of their fair value less costs to sell and their value in use.

The gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognised as profit or loss in the statement of comprehensive income.

Property, Plant and Equipment

Property, plant and equipment, is stated at historical costs less accumulated depreciation and any accumulated impairment losses. Historical costs includes expenditure that is directly attributable to bringing the assets to the location and condition necessary for it to be capable of operating in the manner intended by the Management.

The cost of replacing or addition to an item of property, plant and equipment is recognised in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Group and its cost can be measured reliably. The costs of day-to-day servicing of property, plant and equipment are recognised in the profit or loss as incurred. Capital work under progress is stated at cost and subsequently transferred to assets when it is available for use.

Depreciation is charged to write off the cost of assets using the straight line method as follows:

Office Buildings	25 years
Tanks	50 years
Installations	20 - 25 years
Other Equipment	5 years
Right of use asset - Land	60 years

The useful lives and depreciation method are reviewed periodically to ensure that the year and method of depreciation are consistent with the pattern of economic benefits expected to flow to the Group through the use of items of property, plant and equipment.

The carrying amounts are reviewed at each reporting date to assess whether they are recorded in excess of their recoverable amounts, and where carrying values exceed this estimated recoverable amount, assets are written down to their recoverable amount, being the higher of their fair value less costs to sell and their value in use.

The gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognised as profit or loss in the statement of comprehensive income.

Property, Plant and Equipment

Property, plant and equipment, is stated at historical costs less accumulated depreciation and any accumulated impairment losses. Historical costs includes expenditure that is directly attributable to bringing the assets to the location and condition necessary for it to be capable of operating in the manner intended by the Management.

The cost of replacing or addition to an item of property, plant and equipment is recognised in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Company and its cost can be measured reliably. The costs of day-to-day servicing of property, plant and equipment are recognised in the profit or loss as incurred. Capital work under progress is stated at cost and subsequently transferred to assets when it is available for use.

Depreciation is charged to write off the cost of assets using the straight-line method as follows:

Buildings	25 years
Tanks	50 years
Installations	20 - 25 years
Other Equipment	5 years
Right of use asset - Land	60 years

The useful lives and depreciation method are reviewed periodically to ensure that the year and method of depreciation are consistent with the pattern of economic benefits expected to flow to the Company through the use of items of property, plant and equipment.

The carrying amounts are reviewed at each reporting date to assess whether they are recorded in excess of their recoverable amounts, and where carrying values exceed this estimated recoverable amount, assets are written down to their recoverable amount, being the higher of their fair value less costs to sell and their value in

The gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognised as profit or loss in the statement of comprehensive income.

Capital Work In Progress

Capital work in progress.

Capital work in progress is stated at cost, which represents costs for the design, development, procurement, construction and commissioning of the asset under development. Cost includes borrowing cost capitalised and depreciation of the right of use asset during the construction phase. When the asset is in the location and condition necessary to operate in the manner intended by management, capital work in progress is transferred to the appropriate property, plant and equipment category and depreciated in accordance with the Group’s policies.

Capital work in progress

Capital work in progress is stated at cost, which represents costs for the design, development, procurement, construction and commissioning of the asset under development. Cost includes borrowing cost capitalised and depreciation of the right of use asset during the construction phase. When the asset is in the location and condition necessary to operate in the manner intended by management, capital work in progress is transferred to the appropriate property, plant and equipment category and depreciated in accordance with the Group’s policies.

Capital work in progress

Capital work in progress is stated at cost, which represents costs for the design, development, procurement, construction and commissioning of the asset under development. Cost includes borrowing cost capitalised and depreciation of the right of use asset during the construction phase. When the asset is in the location and condition necessary to operate in the manner intended by management, capital work in progress is transferred to the appropriate property, plant and equipment category and depreciated in accordance with the Group’s policies.

Capital work in progress

Capital work in progress is stated at cost, which represents costs for the design, development, procurement, construction and commissioning of the asset under development. Cost includes borrowing cost capitalised and depreciation of the right of use asset during the construction phase. When the asset is in the location and condition necessary to operate in the manner intended by management, capital work in progress is transferred to the appropriate property, plant and equipment category and depreciated in accordance with the Group’s policies.

Capital Work In Progress

Capital work in progress is stated at cost, which represents costs for the design, development, procurement, construction and commissioning of the asset under development. Cost includes borrowing cost capitalized and depreciation of the right-of-use asset during the construction phase. When the asset is in the location and condition necessary to operate in the manner intended by management, capital work in progress is transferred to the appropriate property, plant and equipment category and depreciated in accordance with the Company’s policies.

Leases

Leases

At inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

For a contract that is, or contains, a lease, the Group accounts for each lease component within the contract as a lease separately from non-lease components of the contract.

The Group determines the lease term as the non-cancellable period of a lease, together with both:

a) periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; and

b) periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option.

In assessing whether a lessee is reasonably certain to exercise an option to extend a lease, or not to exercise an option to terminate a lease, the Group considers all relevant facts and circumstances that create an economic incentive for the lessee to exercise the option to extend the lease, or not to exercise the option to terminate the lease. The Group revises the lease term if there is a change in the non cancellable period of a lease.

Group as a lessor

Leases where the Group does not transfer substantially all the risks and benefits of ownership of the asset are classified as operating leases. Initial direct costs incurred in negotiating an operating lease are added to the carrying amount of the leased asset and recognised over the lease term on the same bases as rental income. Contingent rents are recognised as revenue in the period in which they are earned.

Group as a lessee

For a contract that contains a lease component and one or more additional lease or non-lease components, the Group allocates the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components.

The relative stand-alone price of lease and non-lease components is determined on the basis of the price the lessor, or a similar supplier, would charge an entity for that component, or a similar component, separately. If an observable stand-alone price is not readily available, the Group estimates the stand-alone price, maximising the use of observable information.

For determination of the lease term, the Group reassesses whether it is reasonably certain to exercise an extension option, or not to exercise a termination option, upon the occurrence of either a significant event or a significant change in circumstances that:

a) is within the control of the Group; and b) affects whether the Group is reasonably certain to exercise an option not previously included in its determination of the lease term, or not to exercise an option previously included in its determination of the lease term.

At the commencement date, the Group recognises a right-of-use asset classified within property, plant and equipment and a lease liability classified separately on the consolidated statement of financial position.

Short-term leases and leases of low-value assets

The Group has elected not to recognise right-of-use assets and lease liabilities for short-term leases that have a lease of 12 months or less and leases of low-value assets of USD 5,000 or less when new. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Right-of-use assets

The right-of-use asset is initially recognised at cost comprising of:

a) the amount of the initial measurement of the lease liability;

b) any lease payments made at or before the commencement date, less any lease incentives received;

c) any initial direct costs incurred by the Group; and

d) an estimate of costs to be incurred by the Group in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease. These costs are recognised as part of the cost of the right-of-use asset when the Group incurs an obligation for these costs. The obligation for these costs is incurred either at the commencement date or as a consequence of having used the underlying asset during a particular period.

After initial recognition, the Group amortises the right-of-use asset over the term of the lease. In addition the right of use asset is periodically reduced by impairment losses, if any, and adjusted for certain re-measurements of the lease liability.

Lease liability

The lease liability is initially recognised at the present value of the lease payments that are not paid at the commencement date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If that rate cannot be readily determined, the Group uses its incremental borrowing rate.

After initial recognition, the lease liability is measured by (a) increasing the carrying amount to reflect interest on the lease liability; (b) reducing the carrying amount to reflect the lease payments made; and (c) remeasuring the carrying amount to reflect any reassessment or lease modifications or to reflect revised in-substance fixed lease payments.

Where, (a) there is a change in the lease term as a result of the reassessment of certainty to exercise an option, or not to exercise a termination option as discussed above; or (b) there is a change in the assessment of an option to purchase the underlying asset, assessed considering the events and circumstances in the context of a purchase option, the Group remeasures the lease liabilities to reflect changes to lease payments by discounting the revised lease payments using a revised discount rate. The Group determines the revised discount rate as the interest rate implicit in the lease for the remainder of the lease term, if that rate can be readily determined, or its incremental borrowing rate at the date of reassessment, if the interest rate implicit in the lease cannot be readily determined.

Where, (a) there is a change in the amounts expected to be payable under a residual value guarantee; or (b) there is a change in future lease payments resulting from a change in an index or a rate used to determine those payments, including a change to reflect changes in market rental rates following a market rent review, the Group remeasures the lease liabilities by discounting the revised lease payments using an unchanged discount rate, unless the change in lease payments results from a change in floating interest rates. In such case, the Group uses a revised discount rate that reflects changes in the interest rate.

The Group accounts for a lease modification as a separate lease if both:

a) the modification increases the scope of the lease by adding the right to use one or more underlying

b) the consideration for the lease increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract.

Leases

At inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

For a contract that is, or contains, a lease, the Group accounts for each lease component within the contract as a lease separately from non-lease components of the contract.

The Group determines the lease term as the non-cancellable period of a lease, together with both:

a) periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; and

b) periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option.

In assessing whether a lessee is reasonably certain to exercise an option to extend a lease, or not to exercise an option to terminate a lease, the Company considers all relevant facts and circumstances that create an economic incentive for the lessee to exercise the option to extend the lease, or not to exercise the option to terminate the lease. The Company revises the lease term if there is a change in the non cancellable period of a lease.

Group as a lessor

Leases where the Group does not transfer substantially all the risks and benefits of ownership of the asset are classified as operating leases. Initial direct costs incurred in negotiating an operating lease are added to the carrying amount of the leased asset and recognised over the lease term on the same bases as rental income. Contingent rents are recognised as revenue in the period in which they are earned.

Group as a lessee

For a contract that contains a lease component and one or more additional lease or non-lease components, the Group allocates the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components.

The relative stand-alone price of lease and non-lease components is determined on the basis of the price the lessor, or a similar supplier, would charge an entity for that component, or a similar component, separately. If an observable stand-alone price is not readily available, the Group estimates the stand-alone price, maximising the use of observable information.

For determination of the lease term, the Group reassesses whether it is reasonably certain to exercise an extension option, or not to exercise a termination option, upon the occurrence of either a significant event or a significant change in circumstances that:

a) is within the control of the Group; and

b) affects whether the Group is reasonably certain to exercise an option not previously included in its determination of the lease term, or not to exercise an option previously included in its determination of the lease term.

At the commencement date, the Group recognises a right-of-use asset classified within property, plant and equipment and a lease liability classified separately on the consolidated statement of financial position.

Short-term leases and leases of low-value assets

The Group has elected not to recognise right-of-use assets and lease liabilities for short-term leases that have a lease of 12 months or less and leases of low-value assets of USD 5,000 or less when new. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Right-of-use assets

The right-of-use asset is initially recognised at cost comprising of:

a) the amount of the initial measurement of the lease liability;

b) any lease payments made at or before the commencement date, less any lease incentives received;

c) any initial direct costs incurred by the Group; and

d) an estimate of costs to be incurred by the Group in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease. These costs are recognised as part of the cost of the right-of-use asset when the Group incurs an obligation for these costs. The obligation for these costs is incurred either at the commencement date or as a consequence of having used the underlying asset during a particular period.

After initial recognition, the Group amortises the right-of-use asset over the term of the lease. In addition the right of use asset is periodically reduced by impairment losses, if any, and adjusted for certain re-measurements of the lease liability.

Lease liability

The lease liability is initially recognised at the present value of the lease payments that are not paid at the commencement date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If that rate cannot be readily determined, the Group uses its incremental borrowing rate.

After initial recognition, the lease liability is measured by (a) increasing the carrying amount to reflect interest on the lease liability; (b) reducing the carrying amount to reflect the lease payments made; and (c) remeasuring the carrying amount to reflect any reassessment or lease modifications or to reflect revised in-substance fixed lease payments.

Where, (a) there is a change in the lease term as a result of the reassessment of certainty to exercise an option, or not to exercise a termination option as discussed above; or (b) there is a change in the assessment of an option to purchase the underlying asset, assessed considering the events and circumstances in the context of a purchase option, the Group remeasures the lease liabilities to reflect changes to lease payments by discounting the revised lease payments using a revised discount rate. The Group determines the revised discount rate as the interest rate implicit in the lease for the remainder of the lease term, if that rate can be readily determined, or its incremental borrowing rate at the date of reassessment, if the interest rate implicit in the lease cannot be readily determined.

Where, (a) there is a change in the amounts expected to be payable under a residual value guarantee; or (b) there is a change in future lease payments resulting from a change in an index or a rate used to determine those payments, including a change to reflect changes in market rental rates following a market rent review, the Group remeasures the lease liabilities by discounting the revised lease payments using an unchanged discount rate, unless the change in lease payments results from a change in floating interest rates. In such case, the Group uses a revised discount rate that reflects changes in the interest rate.

The Group accounts for a lease modification as a separate lease if both:

a) the modification increases the scope of the lease by adding the right to use one or more underlying

b) the consideration for the lease increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract.

Leases

At inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

For a contract that is, or contains, a lease, the Group accounts for each lease component within the contract as a lease separately from non-lease components of the contract.

The Group determines the lease term as the non-cancellable period of a lease, together with both:

a) periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; and

b) periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option.

In assessing whether a lessee is reasonably certain to exercise an option to extend a lease, or not to exercise an option to terminate a lease, the Group considers all relevant facts and circumstances that create an economic incentive for the lessee to exercise the option to extend the lease, or not to exercise the option to terminate the lease. The Group revises the lease term if there is a change in the noncancellable period of a lease.

Group as a lessor

Leases where the Group does not transfer substantially all the risks and benefits of ownership of the asset are classified as operating leases. Initial direct costs incurred in negotiating an operating lease are added to the carrying amount of the leased asset and recognised over the lease term on the same bases as rental income. Contingent rents are recognised as revenue in the period in which they are earned.

Group as a lessee

For a contract that contains a lease component and one or more additional lease or non-lease components, the Group allocates the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components.

The relative stand-alone price of lease and non-lease components is determined on the basis of the price the lessor, or a similar supplier, would charge an entity for that component, or a similar component, separately. If an observable stand-alone price is not readily available, the Group estimates the stand-alone price, maximising the use of observable information.

For determination of the lease term, the Group reassesses whether it is reasonably certain to exercise an extension option, or not to exercise a termination option, upon the occurrence of either a significant event or a significant change in circumstances that:

a) is within the control of the Group; and b) affects whether the Group is reasonably certain to exercise an option not previously included in its determination of the lease term, or not to exercise an option previously included in its determination of the lease term.

At the commencement date, the Group recognises a right-of-use asset classified within property, plant and equipment and a lease liability classified separately on the consolidated statement of financial position.

Short-term leases and leases of low-value assets

The Group has elected not to recognise right-of-use assets and lease liabilities for short-term leases that have a lease of 12 months or less and leases of low-value assets of USD 5,000 or less when new. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Right-of-use assets

The right-of-use asset is initially recognised at cost comprising of:

a) the amount of the initial measurement of the lease liability;

b) any lease payments made at or before the commencement date, less any lease incentives received;

c) any initial direct costs incurred by the Group; and

d) an estimate of costs to be incurred by the Group in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease. These costs are recognised as part of the cost of the right-of-use asset when the Group incurs an obligation for these costs. The obligation for these costs is incurred either at the commencement date or as a consequence of having used the underlying asset during a particular period.

After initial recognition, the Group amortises the right-of-use asset over the term of the lease. In addition the right of use asset is periodically reduced by impairment losses, if any, and adjusted for certain re-measurements of the lease liability.

Lease liability

The lease liability is initially recognised at the present value of the lease payments that are not paid at the commencement date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If that rate cannot be readily determined, the Group uses its incremental borrowing rate.

After initial recognition, the lease liability is measured by (a) increasing the carrying amount to reflect interest on the lease liability; (b) reducing the carrying amount to reflect the lease payments made; and (c) remeasuring the carrying amount to reflect any reassessment or lease modifications or to reflect revised in-substance fixed lease payments.

Where, (a) there is a change in the lease term as a result of the reassessment of certainty to exercise an option, or not to exercise a termination option as discussed above; or (b) there is a change in the assessment of an option to purchase the underlying asset, assessed considering the events and circumstances in the context of a purchase option, the Group remeasures the lease liabilities to reflect changes to lease payments by discounting the revised lease payments using a revised discount rate. The Group determines the revised discount rate as the interest rate implicit in the lease for the remainder of the lease term, if that rate can be readily determined, or its incremental borrowing rate at the date of reassessment, if the interest rate implicit in the lease cannot be readily determined.

Where, (a) there is a change in the amounts expected to be payable under a residual value guarantee; or (b) there is a change in future lease payments resulting from a change in an index or a rate used to determine those payments, including a change to reflect changes in market rental rates following a market rent review, the Group remeasures the lease liabilities by discounting the revised lease payments using an unchanged discount rate, unless the change in lease payments results from a change in floating interest rates. In such case, the Group uses a revised discount rate that reflects changes in the interest rate.

The Group accounts for a lease modification as a separate lease if both:

a) the modification increases the scope of the lease by adding the right to use one or more underlying assets; and

b) the consideration for the lease increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract.

Leases

At inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

For a contract that is, or contains, a lease, the Group accounts for each lease component within the contract as a lease separately from non-lease components of the contract.

The Group determines the lease term as the non-cancellable period of a lease, together with both:

a)	periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; and

b)	periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option.

In assessing whether a lessee is reasonably certain to exercise an option to extend a lease, or not to exercise an option to terminate a lease, the Group considers all relevant facts and circumstances that create an economic incentive for the lessee to exercise the option to extend the lease, or not to exercise the option to terminate the lease. The Group revises the lease term if there is a change in the non-cancellable period of a lease.

Group as a lessor

Leases where the Group does not transfer substantially all the risks and benefits of ownership of the asset are classified as operating leases. Initial direct costs incurred in negotiating an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same bases as rental income. Contingent rents are recognized as revenue in the period in which they are earned.

Group as a lessee

The Group allocates the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components.

The relative stand-alone price of lease and non-lease components is determined on the basis of the price the lessor, or a similar supplier, would charge an entity for that component, or a similar component, separately. If an observable stand-alone price is not readily available, the Group estimates the stand-alone price, maximising the use of observable information.

For determination of the lease term, the Group reassesses whether it is reasonably certain to exercise an extension option, or not to exercise a termination option, upon the occurrence of either a significant event or a significant change in circumstances that: is within the control of the Group; and

At the commencement date, the Group recognizes a right-of-use asset classified within property, plant and equipment and a lease liability presented separately on the consolidated statement of financial position.

Short-term leases and leases of low-value assets

The Group has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease of 12 months or less and leases of low-value assets when new. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Right-of-use assets

The right-of-use asset is initially recognized at cost comprising of the amount of the initial measurement of the lease liability; any lease payments made at or before the commencement date, less any lease incentives received; any initial direct costs incurred by the Group; and an estimate of costs to be incurred by the Company in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease. These costs are recognized as part of the cost of the right-of-use asset when the Group incurs an obligation for these costs. The obligation for these costs is incurred either at the commencement date or as a consequence of having used the underlying asset during a particular period.

After initial recognition, the Group amortises the right-of-use asset over the term of the lease. In addition the right-of- use asset is periodically reduced by impairment losses, if any, and adjusted for certain re-measurements of the lease liability.

Lease liability

The lease liability is initially recognized at the present value of the lease payments that are not paid at the commencement date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If that rate cannot be readily determined, the Group uses its incremental borrowing rate.

After initial recognition, the lease liability is measured by (a) increasing the carrying amount to reflect interest on the lease liability; (b) reducing the carrying amount to reflect the lease payments made; and (c) remeasuring the carrying amount to reflect any reassessment or lease modifications or to reflect revised in-substance fixed lease payments.

Where, (a) there is a change in the lease term as a result of the reassessment of certainty to exercise an option, or not to exercise a termination option as discussed above; or (b) there is a change in the assessment of an option to purchase the underlying asset, assessed considering the events and circumstances in the context of a purchase option, the Group remeasures the lease liabilities to reflect changes to lease payments by discounting the revised lease payments using a revised discount rate. The Group determines the revised discount rate as the interest rate implicit in the lease for the remainder of the lease term, if that rate can be readily determined, or its incremental borrowing rate at the date of reassessment, if the interest rate implicit in the lease cannot be readily determined.

Where, (a) there is a change in the amounts expected to be payable under a residual value guarantee; or (b) there is a change in future lease payments resulting from a change in an index or a rate used to determine those payments, including a change to reflect changes in market rental rates following a market rent review, the Group remeasures the lease liabilities by discounting the revised lease payments using an unchanged discount rate, unless the change in lease payments results from a change in floating interest rates. In such case, the Group uses a revised discount rate that reflects changes in the interest rate.

The Group recognizes the amount of the re-measurement of the lease liability as an adjustment to the right-of use asset. Where the carrying amount of the right-of-use asset is reduced to zero and there is a further reduction in the measurement of the lease liability, the Group recognizes any remaining amount of the re-measurement in the consolidated statement of comprehensive income (within profit and loss).

The Group accounts for a lease modification as a separate lease if both:

the modification increases the scope of the lease by adding the right to use one or more underlying assets; and the consideration for the lease increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract.

Leases

At inception of a contract, the Company assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

For a contract that is, or contains, a lease, the Company accounts for each lease component within the contract as a lease separately from non-lease components of the contract.

The Company determines the lease term as the non-cancellable period of a lease, together with both:

a)	periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; and

b)	periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option.

In assessing whether a lessee is reasonably certain to exercise an option to extend a lease, or not to exercise an option to terminate a lease, the Company considers all relevant facts and circumstances that create an economic incentive for the lessee to exercise the option to extend the lease, or not to exercise the option to terminate the lease. The Company revises the lease term if there is a change in the non-cancellable period of a

Company as a lessor

Leases where the Company does not transfer substantially all the risks and benefits of ownership of the asset are classified as operating leases. Initial direct costs incurred in negotiating an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same bases as rental income. Contingent rents are recognized as revenue in the period in which they are earned.

Company as a lessee

For a contract that contains a lease component and one or more additional lease or non-lease components, the Company allocates the consideration in the contract to each lease component on the basis of the relative stand- alone price of the lease component and the aggregate stand-alone price of the non-lease components.

The relative stand-alone price of lease and non-lease components is determined on the basis of the price the lessor, or a similar supplier, would charge an entity for that component, or a similar component, separately. If an observable stand-alone price is not readily available, the Company estimates the stand-alone price, maximising the use of observable information.

For determination of the lease term, the Company reassesses whether it is reasonably certain to exercise an extension option, or not to exercise a termination option, upon the occurrence of either a significant event or a significant change in circumstances that: is within the control of the Company; and

At the commencement date, the Company recognizes a right-of-use asset classified within property, plant and equipment and a lease liability presented separately on the consolidated statement of financial position.

Short-term leases and leases of low-value assets

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease of 12 months or less and leases of low-value assets when new. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Right-of-use assets

The right-of-use asset is initially recognized at cost comprising of:

a)	the amount of the initial measurement of the lease liability;

b)	any lease payments made at or before the commencement date, less any lease incentives received;

c)	any initial direct costs incurred by the Company; and

d)	an estimate of costs to be incurred by the Company in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease. These costs are recognized as part of the cost of the right-of-use asset when the Company incurs an obligation for these costs. The obligation for these costs is incurred either at the commencement date or as a consequence of having used the underlying asset during a particular period.

After initial recognition, the Company amortises the right-of-use asset over the term of the lease. In addition, the right of use asset is periodically reduced, if any, and adjusted for certain re-measurements of the lease liability.

Lease liability

The lease liability is initially recognized at the present value of the lease payments that are not paid at the commencement date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If that rate cannot be readily determined, the Company uses its incremental borrowing rate.

After initial recognition, the lease liability is measured by (a) increasing the carrying amount to reflect interest on the lease liability; (b) reducing the carrying amount to reflect the lease payments made; and (c) remeasuring the carrying amount to reflect any reassessment or lease modifications or to reflect revised in-substance fixed lease payments.

Where, (a) there is a change in the lease term as a result of the reassessment of certainty to exercise an option, or not to exercise a termination option as discussed above; or (b) there is a change in the assessment of an option to purchase the underlying asset, assessed considering the events and circumstances in the context of a purchase option, the Company remeasures the lease liabilities to reflect changes to lease payments by discounting the revised lease payments using a revised discount rate. The Company determines the revised discount rate as the interest rate implicit in the lease for the remainder of the lease term, if that rate can be readily determined, or its incremental borrowing rate at the date of reassessment, if the interest rate implicit in the lease cannot be readily determined.

Where, (a) there is a change in the amounts expected to be payable under a residual value guarantee; or (b) there is a change in future lease payments resulting from a change in an index or a rate used to determine those payments, including a change to reflect changes in market rental rates following a market rent review, the Company remeasures the lease liabilities by discounting the revised lease payments using an unchanged discount rate, unless the change in lease payments results from a change in floating interest rates. In such case, the Company uses a revised discount rate that reflects changes in the interest rate.

The Company recognizes the amount of the re-measurement of the lease liability as an adjustment to the right- of-use asset. Where the carrying amount of the right-of-use asset is reduced to zero and there is a further reduction in the measurement of the lease liability, the Company recognizes any remaining amount of the re- measurement in the consolidated statement of comprehensive income (within profit and loss).

The Company accounts for a lease modification as a separate lease if both:

a)	the modification increases the scope of the lease by adding the right to use one or more underlying assets; and

b)	the consideration for the lease increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract.

Financial Instruments

Financial Instruments

Financial assets and financial liabilities are recognized when the Group becomes a party to the contractual provisions of the instrument. Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.

Financial assets

Financial assets are classified, at initial recognition, as subsequently measured at amortised cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them.

Receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15.

Financial assets at amortised cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired.

The Group’s financial assets at amortised cost include other receivables and due from related parties.

Financial assets at fair value through OCI, impairment losses or reversals are recognised in the statement of comprehensive income and computed in the same manner as for financial assets measured at amortised cost. The remaining fair value changes are recognised in OCI. Upon derecognition, the cumulative fair value change recognised in OCI is recycled to profit or loss.

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term.

The Group derecognizes a financial asset when the contractual rights to the cash flow from the assets cease and any interest in such derecognised financial assets that is created or retained by the Group is recognised as a separate asset. The Group derecognises a financial liability when its contractual obligations are discharged or cancelled or expire.

Offsetting of Financial Instruments:

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group has a legal right to offset the amounts and intends either to settle them on a net basis or to realise the asset and settle the liability simultaneously.

Impairment of financial assets

Under IFRS 9, the Group records an allowance for Expected Credit Loss (ECL) for all loans and debt financial assets not held at FVPL.

ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive. The shortfall is then discounted at an approximation to the asset’s original effective interest rate.

For trade and other receivables, the Group has applied the standard’s simplified approach and has calculated ECLs based on lifetime expected credit losses. The Group calculates the ECL based on the Group’s historical credit loss experience, adjusted for forward-looking factors specific to the customer and the economic environment.

The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group.

Financial Instruments

Financial assets and financial liabilities are recognized when the Group becomes a party to the contractual provisions of the instrument. Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.

Financial assets

Financial assets are classified, at initial recognition, as subsequently measured at amortised cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them.

Receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15.

Financial assets at amortised cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired.

The Group’s financial assets at amortised cost include other receivables and due from related parties.

Financial assets at fair value through OCI, impairment losses or reversals are recognised in the statement of comprehensive income and computed in the same manner as for financial assets measured at amortised cost. The remaining fair value changes are recognised in OCI. Upon derecognition, the cumulative fair value change recognised in OCI is recycled to profit or loss.

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term.

The Group derecognizes a financial asset when the contractual rights to the cash flow from the assets cease and any interest in such derecognised financial assets that is created or retained by the Group is recognised as a separate asset. The Group derecognises a financial liability when its contractual obligations are discharged or cancelled or expire.

Offsetting of Financial Instruments:

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group has a legal right to offset the amounts and intends either to settle them on a net basis or to realise the asset and settle the liability simultaneously.

Impairment of financial assets

Under IFRS 9, the Group records an allowance for Expected Credit Loss (ECL) for all loans and debt financial assets not held at FVPL.

ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive. The shortfall is then discounted at an approximation to the asset’s original effective interest rate.

For trade and other receivables, the Group has applied the standard’s simplified approach and has calculated ECLs based on lifetime expected credit losses. The Group calculates the ECL based on the Group’s historical credit loss experience, adjusted for forward-looking factors specific to the customer and the economic environment.

The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group.

Financial Instruments

Financial assets and financial liabilities are recognized when the Group becomes a party to the contractual provisions of the instrument. Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.

Financial assets

Financial assets are classified, at initial recognition, as subsequently measured at amortised cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them.

Receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15.

Financial assets at amortised cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired.

The Group’s financial assets at amortised cost include other receivables and due from related parties.

Financial assets at fair value through OCI, impairment losses or reversals are recognised in the statement of comprehensive income and computed in the same manner as for financial assets measured at amortised cost. The remaining fair value changes are recognised in OCI. Upon derecognition, the cumulative fair value change recognised in OCI is recycled to profit or loss.

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term.

The Group derecognizes a financial asset when the contractual rights to the cash flow from the assets cease and any interest in such derecognised financial assets that is created or retained by the Group is recognised as a separate asset. The Group derecognises a financial liability when its contractual obligations are discharged or cancelled or expire.

Offsetting of Financial Instruments:

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group has a legal right to offset the amounts and intends either to settle them on a net basis or to realise the asset and settle the liability simultaneously.

Impairment of financial assets

Under IFRS 9, the Group records an allowance for Expected Credit Loss (ECL) for all loans and debt financial assets not held at Fair value through profit & loss (FVPL).

ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive. The shortfall is then discounted at an approximation to the asset’s original effective interest rate.

For trade and other receivables, the Group has applied the standard’s simplified approach and has calculated ECLs based on lifetime expected credit losses. The Group calculates the ECL based on the Group’s historical credit loss experience, adjusted for forward-looking factors specific to the customer and the economic environment.

The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group.

Financial	Instruments

Financial assets and financial liabilities are recognized when the Group becomes a party to the contractual provisions of the instrument. Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.

Financial assets

Financial assets are classified, at initial recognition, as subsequently measured at amortised cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them.

Receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15.

Financial assets at amortised cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired.

The Group’s financial assets at amortised cost include other receivables and due from related parties.

Financial assets at fair value through OCI, impairment losses or reversals are recognised in the statement of comprehensive income and computed in the same manner as for financial assets measured at amortised cost. The remaining fair value changes are recognised in OCI. Upon derecognition, the cumulative fair value change recognised in OCI is recycled to profit or loss.

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term.

Financial liabilities

On Initial recognition, Financial liabilities within the scope of IFRS 9 are classified as financial liabilities at fair value through profit or loss, loans and borrowings, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. The Group determines the classification of its financial liabilities at initial recognition.

Financial liabilities are recognised initially at fair value and in the case of loans and borrowings fair value of the consideration received less directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, lease liability and term loans.

Derecognition of financial assets and liabilities

The Group derecognizes a financial asset when the contractual rights to the cash flow from the assets cease and any interest in such derecognised financial assets that is created or retained by the Group is recognised as a separate asset. The Group derecognises a financial liability when its contractual obligations are discharged or cancelled or expire.

Offsetting of Financial Instruments:

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group has a legal right to offset the amounts and intends either to settle them on a net basis or to realise the asset and settle the liability simultaneously.

Amortised cost of financial instruments

Amortised cost is computed using the effective interest method less any allowance for impairment and principal repayment or reduction. The calculation takes into account any premium or discount on acquisition and includes transaction costs and fees that are an integral part of the effective interest rate.

Financial Instruments

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.

Financial assets

Financial assets are classified, at initial recognition, as subsequently measured at amortised cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them.

Receivables that do not contain a significant financing component or for which the Company has applied the practical expedient are measured at the transaction price determined under IFRS 15.

Financial assets at amortised cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired.

The Company’s financial assets at amortised cost include other receivables and due from related parties.

Financial assets at fair value through OCI, impairment losses or reversals are recognised in the statement of comprehensive income and computed in the same manner as for financial assets measured at amortised cost. The remaining fair value changes are recognised in OCI. Upon derecognition, the cumulative fair value change recognised in OCI is recycled to profit or loss.

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term.

Financial liabilities

On Initial recognition, financial liabilities within the scope of IFRS 9 are classified as financial liabilities at fair value through profit or loss, loans and borrowings, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. The Company determines the classification of its financial liabilities at initial recognition.

Financial liabilities are recognised initially at fair value and in the case of loans and borrowings fair value of the consideration received less directly attributable transaction costs.

The Company’s financial liabilities include trade and other payables, lease liability and term loans.

Derecognition of financial assets and liabilities

The Company derecognizes a financial asset when the contractual rights to the cash flow from the assets cease and any interest in such derecognised financial assets that is created or retained by the Company is recognised as a separate asset. The Company derecognises a financial liability when its contractual obligations are discharged or cancelled or expire.

Offsetting of Financial Instruments:

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Company has a legal right to offset the amounts and intends either to settle them on a net basis or to realise the asset and settle the liability simultaneously.

Amortised cost of financial instruments

Amortised cost is computed using the effective interest method less any allowance for impairment and principal repayment or reduction. The calculation takes into account any premium or discount on acquisition and includes transaction costs and fees that are an integral part of the effective interest rate.

Equity instruments

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Group comprising of share capital, share premium and shareholders’ accounts are recorded at the proceeds received, net of direct issue costs.

Escrow shares issued as part of the reverse acquisition are subject to meeting certain financial milestones during the vesting period as disclosed in Note 28. The fair value of the shares in escrow is not materially different from that of the shares which are not in escrow as the rights of these shares are similar to those of “normal ordinary shares”.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Group comprising of share capital, share premium and shareholders’ accounts are recorded at the proceeds received, net of direct issue costs.

Escrow shares issued as part of the reverse acquisition are subject to meeting certain financial milestones during the vesting period as disclosed in Note 29. The fair value of the shares in escrow is not materially different from that of the shares which are not in escrow as the rights of these shares are similar to those of “normal ordinary shares”.

Equity instruments.

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Group comprising of share capital, share premium and shareholders’ accounts are recorded at the proceeds received, net of direct issue costs.

Escrow shares issued as part of the reverse acquisition are subject to meeting certain financial milestones during the vesting period as disclosed in Note 31 The fair value of the shares in escrow is not materially different from that of the shares which are not in escrow as the rights of these shares are similar to those of “normal ordinary shares”

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Group comprising of share capital, share premium and shareholders’ accounts are recorded at the proceeds received, net of direct issue costs.

Escrow shares issued as part of the reverse acquisition are subject to meeting certain financial milestones during the vesting period as disclosed in Note 30. The fair value of the shares in escrow is not materially different from that of the shares which are not in escrow as the rights of these shares are similar to those of “normal ordinary shares”.

Financial liabilities

Financial liabilities

Initial recognition

Financial liabilities within the scope of IFRS 9 are classified as financial liabilities at fair value through profit or loss, loans and borrowings, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. The Group determines the classification of its financial liabilities at initial recognition.

Financial liabilities are recognized initially at fair value and in the case of loans and borrowings fair value of the consideration received less directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, lease liability, warrants and borrowings. Subsequent measurement

The measurement of financial liabilities depends on their classification as follows:

Accounts payable

Liabilities are recognized for amounts to be paid in the future for goods and services received, whether billed by the supplier or not.

Loans and borrowings

All loans and borrowings are initially recognized at the fair values less directly attributable transaction costs. After initial recognition, interest bearing loans and borrowings are subsequently measured at amortized cost using the effective interest method. Gains and losses are recognized in the consolidated statement of comprehensive income (within profit and loss) when liabilities are derecognized.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in the consolidated statement of comprehensive income (within profit and loss).

A non-substantial modification to a financial liability is not treated as a derecognition of the original liability. The difference between the carrying amount and the net present value of the modified terms discounted using the original effective interest rate is recognized in the consolidated statement of comprehensive income (within profit and loss)

Financial liabilities

Initial recognition

Financial liabilities within the scope of IFRS 9 are classified as financial liabilities at fair value through profit or loss, loans and borrowings, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. The Group determines the classification of its financial liabilities at initial recognition.

Financial liabilities are recognized initially at fair value and in the case of loans and borrowings fair value of the consideration received less directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, lease liability, warrants and borrowings.

Subsequent measurement

The measurement of financial liabilities depends on their classification as follows:

Accounts payable

Liabilities are recognized for amounts to be paid in the future for goods and services received, whether billed by the supplier or not.

Loans and borrowings

All loans and borrowings are initially recognized at the fair values less directly attributable transaction costs. After initial recognition, interest bearing loans and borrowings are subsequently measured at amortized cost using the effective interest method. Gains and losses are recognized in the consolidated statement of comprehensive income (within profit and loss) when liabilities are derecognized.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in the consolidated statement of comprehensive income (within profit and loss).

A non-substantial modification to a financial liability is not treated as a derecognition of the original liability. The difference between the carrying amount and the net present value of the modified terms discounted using the original effective interest rate is recognized in the consolidated statement of comprehensive income (within profit and loss)

Financial liabilities

Initial recognition

Financial liabilities within the scope of IFRS 9 are classified as financial liabilities at fair value through profit or loss, loans and borrowings, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. The Group determines the classification of its financial liabilities at initial recognition.

Financial liabilities are recognized initially at fair value and in the case of loans and borrowings fair value of the consideration received less directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, lease liability, warrants and borrowings.

Subsequent measurement

The measurement of financial liabilities depends on their classification as follows:

Accounts payable

Liabilities are recognized for amounts to be paid in the future for goods and services received, whether billed by the supplier or not.

Loans and borrowings

All loans and borrowings are initially recognized at the fair values less directly attributable transaction costs. After initial recognition, interest bearing loans and borrowings are subsequently measured at amortized cost using the effective interest method. Gains and losses are recognized in the consolidated statement of comprehensive income (within profit and loss) when liabilities are derecognized.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in the consolidated statement of comprehensive income (within profit and loss).

A non-substantial modification to a financial liability is not treated as a derecognition of the original liability. The difference between the carrying amount and the net present value of the modified terms discounted using the original effective interest rate is recognized in the consolidated statement of comprehensive income (within profit and loss)

Amortized cost of financial instruments

Amortized cost of financial instruments

Amortized cost is computed using the effective interest method less any allowance for impairment and principal repayment or reduction. The calculation takes into account any premium or discount on acquisition and includes transaction costs and fees that are an integral part of the effective interest rate.

Amortized cost of financial instruments

Amortized cost is computed using the effective interest method less any allowance for impairment and principal repayment or reduction. The calculation takes into account any premium or discount on acquisition and includes transaction costs and fees that are an integral part of the effective interest rate.

Amortized cost of financial instruments

Amortized cost is computed using the effective interest method less any allowance for impairment and principal repayment or reduction. The calculation takes into account any premium or discount on acquisition and includes transaction costs and fees that are an integral part of the effective interest rate.

Non-derivative financial assets and liabilities	Non-derivative financial assets and liabilities			Non-derivative financial assets and liabilities	Non-derivative financial assets and liabilities
Receivables

Receivables

Receivables are those financial assets that have fixed or determinable payments and for which there is no active market are initially recognized at fair value plus any directly attributable transactions costs. Subsequent to initial recognition they are measured at amortized cost using the effective interest method. These comprise trade accounts and other receivables, receivables from related parties, bank balances including fixed and margin deposits with banks.

Receivables are carried at certified revenue less an estimate made for doubtful receivables based on a review of all outstanding amounts at the year-end. Bad debts are written off when identified.

Receivables

Receivables are those financial assets that have fixed or determinable payments and for which there is no active market are initially recognized at fair value plus any directly attributable transactions costs. Subsequent to initial recognition they are measured at amortized cost using the effective interest method. These comprise trade accounts and other receivables, receivables from related parties, bank balances including fixed and margin deposits with banks.

Receivables are carried at certified revenue less an estimate made for doubtful receivables based on a review of all outstanding amounts at the year-end. Bad debts are written off when identified

Receivables

Receivables are those financial assets that have fixed or determinable payments and for which there is no active market are initially recognized at fair value plus any directly attributable transactions costs. Subsequent to initial recognition they are measured at amortized cost using the effective interest method. These comprise trade accounts and other receivables, receivables from related parties, bank balances including fixed and margin deposits with banks.

Receivables

Receivables are those financial assets that have fixed or determinable payments and for which there is no active market are initially recognized at fair value plus any directly attributable transactions costs. Subsequent to initial recognition they are measured at amortized cost using the effective interest method. These comprise trade accounts and other receivables, receivables from related parties, bank balances including fixed and margin deposits with banks.

Trade Accounts and Other Receivable

Trade Accounts and Other Receivable

Receivable are stated at their nominal value as reduced by appropriate allowances for estimated irrecoverable amounts.

The Management undertakes a periodic review of amounts recoverable from trade and other receivable, and determines recoverability based on various factors such as ageing of receivable, payment history, collateral available and other knowledge about the receivable.

Provision for bad and doubtful debts represents estimates of ultimate unrealizable debts. The estimates are judgmental and are based on case based evaluation by the management.

Provisions created during the year are reflected in the operating results of the year. Debts which are recognised as unrealizable are written off during the year.

Trade Accounts and Other Receivable

Receivable are stated at their nominal value as reduced by appropriate allowances for estimated irrecoverable amounts.

The Management undertakes a periodic review of amounts recoverable from trade and other receivable, and determines recoverability based on various factors such as ageing of receivable, payment history, collateral available and other knowledge about the receivable.

Provision for bad and doubtful debts represents estimates of ultimate unrealizable debts. The estimates are judgmental and are based on case based evaluation by the management.

Provisions created during the year are reflected in the operating results of the year. Debts which are recognised as unrealizable are written off during the year.

Trade Accounts and Other Receivable

Receivable are stated at their nominal value as reduced by appropriate allowances for estimated irrecoverable amounts.

The Management undertakes a periodic review of amounts recoverable from trade and other receivable, and determines recoverability based on various factors such as ageing of receivable, payment history, collateral available and other knowledge about the receivable.

Provision for bad and doubtful debts represents estimates of ultimate unrealizable debts. The estimates are judgmental and are based on case based evaluation by the management.

Provisions created during the year are reflected in the operating results of the year. Debts which are recognised as unrealizable are written off during the year.

Trade Accounts and Other Receivable

Receivable are stated at their nominal value as reduced by appropriate allowances for estimated irrecoverable amounts.

The Management undertakes a periodic review of amounts recoverable from trade and other receivable, and determines recoverability based on various factors such as ageing of receivable, payment history, collateral available and other knowledge about the receivable.

Provision for bad and doubtful debts represents estimates of ultimate unrealizable debts. The estimates are judgmental and are based on case based evaluation by the management.

Provisions created during the year are reflected in the operating results of the year. Debts which are recognised as unrealizable are written off during the year.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents comprise of cash on hand, banks accounts and short term highly liquid deposits with a maturity date of three months or less that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.

Cash and Cash Equivalents

Cash and cash equivalents comprise of cash on hand, banks accounts and short term highly liquid deposits with a maturity date of three months or less that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.

Cash and Cash Equivalents

Cash and cash equivalents comprise of cash on hand, banks accounts and short term highly liquid deposits with a maturity date of three months or less that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.

Cash and Cash Equivalents

Cash and cash equivalents comprise of cash on hand, banks accounts and short term highly liquid deposits with a maturity date of three months or less that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.

Statutory Reserve

Statutory Reserve

As required by the Articles of Association of BPGIC FZE, 10% of the profit for the year must be transferred to the general reserve. The subsidiary has resolved to discontinue such annual transfers as the reserve has reached 50% of the subsidiary’s issued share capital. The general reserve is not available for distribution to the shareholders.

Statutory Reserve

As required by the Articles of Association of BPGIC FZE, 10% of the profit for the year must be transferred to the Statutory reserve. The general reserve is not available for distribution to the shareholders.

Statutory Reserve

Statutory reserve is created by appropriating 10% of the net profits BPGIC FZE for the year as required by Article 103 of the UAE Federal Law No. 2 of 2015 on commercial companies, concerning commercial companies in the UAE.

Statutory Reserve

Statutory reserve is created by appropriating 10% of the net profits of the Company for the year as required by Article 103 of the UAE Federal Law No. 2 of 2015 on commercial companies, concerning commercial companies in the UAE.

The non-derivative financial liabilities comprise of trade accounts and other payables and Owners’ accounts.

Employees’ End of Service Benefits

Employees’ End of Service Benefits

The Group provides end of service benefits to its employees. The entitlement to these benefits is based upon the employees’ final salary and length of service, subject to the completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment.

Employees’ End of Service Benefits

The Group provides end of service benefits to its employees. The  ion of a minimum service period. The expected costs of these benefits are accrued over the period of employment.

Employees’ End of Service Benefits

Provision is made for the amounts payable under the UAE labour law applicable to the employees and is based on current basic remuneration and cumulative period of service at the balance sheet date.

Provision is made on the assumption that all employees were to leave as of the balance sheet date since this provides, in Management’s opinion, a reasonable estimate of the present value of terminal benefits.

Employees’ End of Service Benefits

Provision is made for the amounts payable under the UAE labour law applicable to the employees and is based on current basic remuneration and cumulative period of service at the balance sheet date.

Provision is made on the assumption that all employees were to leave as of the balance sheet date since this provides, in Management’s opinion, a reasonable estimate of the present value of terminal benefits.

Trade Accounts and Other Payable	Trade Accounts and Other Payable Trade accounts and other payable are stated at nominal amounts payable for goods or services rendered.		Trade Accounts and Other Payable Trade accounts and other payable are stated at nominal amounts payable for goods or services rendered.	Trade Accounts and Other Payable Trade accounts and other payable are stated at nominal amounts payable for goods or services rendered.	Trade Accounts and Other Payable Trade accounts and other payable are stated at nominal amounts payable for goods or services rendered.
Decommissioning liabilities

Derivative Financial Instruments

The Group uses derivative financial instruments, interest rate swaps, to hedge its interest risks. Such derivative financial instruments are initially recognised at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Warrants are accounted for as derivative financial instruments (a financial liability) as they give the holder the right to obtain a variable number of common (ordinary) shares in case an effective registration statement is not maintained, which is not fully within the control of the Group.

Such derivative financial instruments are initially recognised at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value through profit or loss. The warrants shall lapse and expire after five years from the closing of the business combination.

Any gains or losses arising from changes in the fair value of derivatives are taken directly to the consolidated statement of comprehensive income (within profit and loss) as the Group has not designated derivative financial instruments under hedging arrangements.

Derivative Financial Instruments

The Group uses derivative financial instruments, interest rate swaps, to hedge its interest risks. Such derivative financial instruments are initially recognised at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Warrants are accounted for as derivative financial instruments (a financial liability) as they give the holder the right to obtain a variable number of common (ordinary) shares in case an effective registration statement is not maintained, which is not fully within the control of the Group.

Such derivative financial instruments are initially recognised at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value through profit or loss. The warrants shall lapse and expire after five years from the closing of the business combination (Note 31).

Any gains or losses arising from changes in the fair value of derivatives are taken directly to the consolidated statement of comprehensive income (within profit and loss) as the Group has not designated derivative financial instruments under hedging arrangements.

Derivative financial instruments

The Group uses derivative financial instruments, interest rate swaps, to hedge its interest risks. Such derivative financial instruments are initially recognised at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Warrants are accounted for as derivative financial instruments (a financial liability) as they give the holder the right to obtain a variable number of common (ordinary) shares in case an effective registration statement is not maintained, which is not fully within the control of the Group.

Such derivative financial instruments are initially recognised at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value through profit or loss. The warrants shall lapse and expire after five years from the closing of the business combination (Note 30).

Any gains or losses arising from changes in the fair value of derivatives are taken directly to the consolidated statement of comprehensive income (within profit and loss) as the Group has not designated derivative financial instruments under hedging arrangements.

Decommissioning liabilities

As part of the land lease agreement between Fujairah Municipality and the Company, the Company has a legal obligation to remove the plant at the end of its lease term. The Company initially records a provision for asset retirement obligations at the best estimate of the present value of the expenditure required to settle the obligation at the time a legal (or constructive) obligation is incurred, if the liability can be reliably estimated. When the provision is initially recorded, the carrying amount of the related asset is increased by the amount of the liability. Provisions are adjusted at each balance sheet date to reflect the current best estimate. The unwinding of the discount is recognized as finance cost. The Company’s operating assets generally consist of storage tanks and related facilities.

Provisions

Provisions

Provisions are recognised when the Group has a present obligation as a result of past event and it is probable that the outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are measured at the present value of the amount expected to be required to settle the obligation and the risk specific to the obligation.

Provisions

Provisions are recognised when the Group has a present obligation as a result of past event and it is probable that the outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are measured at the present value of the amount expected to be required to settle the obligation and the risk specific to the obligation.

Provisions

Provisions are recognised when the Group has a present obligation as a result of past event and it is probable that the outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are measured at the present value of the amount expected to be required to settle the obligation and the risk specific to the obligation.

Provisions

Provisions are recognised when the Company has a present obligation as a result of past event and it is probable that the outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are measured at the present value of the amount expected to be required to settle the obligation and the risk specific to the obligation.

Foreign Currencies Translations

Foreign Currencies Translations

The consolidated financial statements are presented in US Dollars, which is the Group’s functional and presentation currency.

Transactions in foreign currencies are recorded at the rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated at the rate of exchange ruling at the reporting date. All differences are taken to the consolidated statement of comprehensive income (within profit and loss). Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

Foreign Currencies Translations

The financial statements are presented in US Dollars, which is the Group’s functional and presentation currency.

Transactions in foreign currencies are recorded at the rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated at the rate of exchange ruling at the reporting date. All differences are taken to the consolidated statement of comprehensive income (within profit and loss). Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

Foreign Currencies Translations

The financial statements are presented in US Dollars, which is the Group’s functional and presentation currency.

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year - end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in profit or loss.

Foreign Currencies Translations

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year - end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in profit or loss.

Asset Retirement Obligation

Asset retirement obligation

As part of the land lease agreement between Fujairah Municipality and the Group, the Group has a legal obligation to remove the plant at the end of its lease term. The Group initially records a provision for asset retirement obligations at the best estimate of the present value of the expenditure required to settle the obligation at the time a legal (or constructive) obligation is incurred, if the liability can be reliably estimated. When the provision is initially recorded, the carrying amount of the related asset is increased by the amount of the liability. Provisions are adjusted at each balance sheet date to reflect the current best estimate. The unwinding of the discount is recognised as finance cost. The Group’s operating assets generally consist of storage tanks and related facilities.

Asset retirement obligation

As part of the land lease agreement between Fujairah Municipality and the Group, the Group has a legal obligation to remove the plant at the end of its lease term. The Group initially records a provision for asset retirement obligations at the best estimate of the present value of the expenditure required to settle the obligation at the time a legal (or constructive) obligation is incurred, if the liability can be reliably estimated. When the provision is initially recorded, the carrying amount of the related asset is increased by the amount of the liability. Provisions are adjusted at each balance sheet date to reflect the current best estimate. The unwinding of the discount is recognised as finance cost. The Group’s operating assets generally consist of storage tanks and related facilities.

Asset Retirement Obligation

As part of the land lease agreement between Fujairah Municipality and the Group, the Group has a legal obligation to remove the plant at the end of its lease term. The Group initially records a provision for asset retirement obligations at the best estimate of the present value of the expenditure required to settle the obligation at the time a legal (or constructive) obligation is incurred, if the liability can be reliably estimated. When the provision is initially recorded, the carrying amount of the related asset is increased by the amount of the liability. Provisions are adjusted at each balance sheet date to reflect the current best estimate. The unwinding of the discount is recognized as finance cost. The Group’s operating assets generally consist of storage tanks and related facilities. These assets can be used for an extended period of time as long as they are properly maintained and/or upgraded. It is the Group’s current intent to maintain its assets and continue making improvements to those assets based on technological advances. There is no data or information that can be derived from past practice, industry practice or the Group’s intentions that could be used to make a reliable estimate of the decommissioning cost. Accordingly, the Group has not recorded a liability or corresponding asset as the amounts of such potential future costs are not reliably determinable.

Financial Risk Management

Financial Risk Management

The Company is exposed to financial risks of markets mainly related to currency risk, interest rate risks, other price risks, credit risks and liquidity risk. The Company’s policies and procedures keeps the Management updated on these risks and it takes appropriate measures to control or minimise its adverse effects if any on the financial position and performance of the Company.

Market Risks

Market Risks

Market risks is the risk that is associated with the changes in market prices and market rates, such as interest rates, equity prices and currency rates will affect the Company’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risks exposures within acceptable parameters, while optimising the returns on the risks.

Currency Risk

Currency Risk

The Company’s substantial assets and liabilities are denominated in Arab Emirates Dirhams or in United States Dollars to which the Arab Emirate Dirham is fixed, hence there is no material exchange rate risks.

At the balance sheet date, since there was no material exposure to currencies other than United States Dollars and Gulf Corporation Council currencies, net profits for the year is not materially sensitive to currency risks.

Interest Rate Risk

Interest Rate Risk

The Company has interest rate risk as at the year end under review. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s balances with banks and interest bearing loans and borrowings at variable rates.

Credit Risk

Credit Risk

Credit risk is the risk of financial loss to the Company if the customer or counterparty to the financial instrument fails to meet its contractual obligations. Credit risk is mainly attributable to trade accounts and other receivables and cash at bank. The exposure to credit risk on trade and other receivables and amounts due from related parties is monitored on an ongoing basis by the Management and these are considered as recoverable by the Management. The Company’s bank account are placed with regulated financial institutions.

Advances and other receivable are settled in the ordinary course of business.

Liquidity Risk

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. Liquidity risk relates to amounts due to related parties and long-term payables. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities and obligations as and when they fall due without having to face any losses which may adversely effect the Company’s financial position and reputation.

Capital Management

Capital Management

The primary objective of the Company is to maintain adequate capital to support its business and to maximise Owners’ value.

The Company manages its capital structure and make adjustments to it, in light of changes in economic conditions. To maintain or to adjust structure, the Company may adjust the dividend payment to Owners or issue new shares.